UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     August 04, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $140,769 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACME PACKET INC                COM              004764106     1100   141700 SH       SOLE                        0   141700        0
AKAMAI TECHNOLOGIES INC        COM              00971T101     3370    96880 SH       SOLE                        0    96880        0
APPLE INC                      COM              037833100     9525    56886 SH       SOLE                        0    56886        0
ARTHROCARE CORP                COM              043136100     4150   101697 SH       SOLE                        0   101697        0
BROADCOM CORP                  CL A             111320107     4520   165625 SH       SOLE                        0   165625        0
CAVIUM NETWORKS INC            COM              14965A101     3336   158865 SH       SOLE                        0   158865        0
CELGENE CORP                   COM              151020104     5018    78564 SH       SOLE                        0    78564        0
CISCO SYS INC                  COM              17275R102     3978   128020 SH       SOLE                        0   128020        0
COACH INC                      COM              189754104     2736    94725 SH       SOLE                        0    94725        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     6395   196704 SH       SOLE                        0   196704        0
EBAY INC                       COM              278642103     2615    95700 SH       SOLE                        0    95700        0
FIRST SOLAR INC                COM              336433107     6498    23819 SH       SOLE                        0    23819        0
FOSTER WHEELER LTD             SHS NEW          G36535139     6195    84690 SH       SOLE                        0    84690        0
GENENTECH INC                  COM NEW          368710406     5972    78682 SH       SOLE                        0    78682        0
GILEAD SCIENCES INC            COM              375558103     9678   182776 SH       SOLE                        0   182776        0
GOOGLE INC                     CL A             38259P508     5141     9766 SH       SOLE                        0     9766        0
ILLUMINA INC                   COM              452327109     5517    63335 SH       SOLE                        0    63335        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     7657    28422 SH       SOLE                        0    28422        0
JACOBS ENGR GROUP INC DEL      COM              469814107     2557    31680 SH       SOLE                        0    31680        0
LULULEMON ATHLETICA INC        COM              550021109     2133    73405 SH       SOLE                        0    73405        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     2489   140950 SH       SOLE                        0   140950        0
MEMC ELECTR MATLS INC          COM              552715104     2191    35600 SH       SOLE                        0    35600        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     2869    76875 SH       SOLE                        0    76875        0
MONSTER WORLDWIDE INC          COM              611742107     1625    78858 SH       SOLE                        0    78858        0
NETAPP INC                     COM              64110D104     4124   190391 SH       SOLE                        0   190391        0
POWER INTEGRATIONS INC         COM              739276103     2154    68140 SH       SOLE                        0    68140        0
QUALCOMM INC                   COM              747525103     3843    86622 SH       SOLE                        0    86622        0
STARBUCKS CORP                 COM              855244109     2542   161489 SH       SOLE                        0   161489        0
SUNPOWER CORP                  COM CL A         867652109     3629    50410 SH       SOLE                        0    50410        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     3536    36175 SH       SOLE                        0    36175        0
VERISIGN INC                   COM              92343E102     3863   102184 SH       SOLE                        0   102184        0
VISTAPRINT LIMITED             SHS              G93762204     3512   131230 SH       SOLE                        0   131230        0
VMWARE INC                     CL A COM         928563402     2221    41245 SH       SOLE                        0    41245        0
ZOLTEK COS INC                 COM              98975W104     2113    87115 SH       SOLE                        0    87115        0
ZUMIEZ INC                     COM              989817101     1967   118609 SH       SOLE                        0   118609        0